Mizuho Financial Group, Inc., parent company (Tables)	12 Months Ended
Mar. 31, 2018
Condensed Balance Sheets

Condensed balance sheets

	2017	2018
	(in millions of yen)
Assets:
Cash and due from banks	15,912	22,264
Interest-bearing deposits in other banks	4,278	1,227
Trading account assets	131,996	176,593
Investments in subsidiaries and affiliated companies	8,993,388	9,501,633
Long-term loans receivable from subsidiaries	2,697,250	3,969,015
Other	345,379	344,065

Total	12,188,203	14,014,797

Liabilities and shareholders’ equity:
Short-term borrowings	1,156,100	1,083,135
Long-term debt	2,697,250	3,969,015
Other liabilities	73,496	94,226
Shareholders’ equity	8,261,357	8,868,421

Total	12,188,203	14,014,797

Condensed Statements of Income

Condensed statements of income

	2016	2017	2018
	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	272,070	300,530	227,057
Non-banking subsidiaries and affiliated companies	20,814	27,618	28,987
Management fees from subsidiaries	39,267	48,594	47,945
Interest income on loans and discounts	9,630	39,359	68,869
Other income	1,855	21,054	52,672

Total	343,636	437,155	425,530

Expenses:
Operating expenses	31,063	38,927	38,661
Interest expense	15,144	48,594	74,227
Other expense	5,973	7,708	6,329

Total	52,180	95,229	119,217

Equity in undistributed net income of subsidiaries	559,553	21,251	272,852

Income before income tax expense	851,009	363,177	579,165
Income tax expense	517	737	1,557

Net income	850,492	362,440	577,608

Condensed Statements of Cash Flows

Condensed statements of cash flows

	2016	2017	2018
	(in millions of yen)
Cash flows from operating activities:
Net income	850,492	362,440	577,608
Adjustments and other	(546,946)	(40,595)	(302,109)

Net cash provided by operating activities	303,546	321,845	275,499

Cash flows from investing activities:
Net change in loans	(479,948)	(2,022,860)	(1,344,323)
Purchases of premises and equipment	(165)	(40,362)	(6,649)
Payments for purchases of securities of subsidiaries	(2,249)	(65,269)	—
Proceeds from withdrawal of securities of subsidiaries	—	13,359	—
Net change in other investing activities	1,872	6,691	(1,063)

Net cash used in investing activities	(480,490)	(2,108,441)	(1,352,035)

Cash flows from financing activities:
Net change in short-term borrowings	(10,000)	(30,000)	(70,000)
Proceeds from issuance of long-term debt	479,948	2,022,860	1,344,323
Repayment of long-term debt	(98,800)	—	—
Proceeds from issuance of common stock	5	6	3
Purchases of treasury stock	(13)	(1,435)	(1,611)
Dividends paid	(195,283)	(190,031)	(190,382)
Net change in other financing activities	1,001	971	555

Net cash provided by financing activities	176,858	1,802,371	1,082,888

Net increase (decrease) in cash and due from banks	(86)	15,775	6,352
Cash and due from banks at beginning of fiscal year	223	137	15,912

Cash and due from banks at end of fiscal year	137	15,912	22,264